SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 16:	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Research and development expenses:

	Year ended December 31,
	2013	2014	2015

Total costs	$17,238	$17,446	$16,267
Less - capitalized software development costs	(5,392)	(6,094)	(6,032)

Research and development expenses	$11,846	$11,352	$10,235

b.	Financial income, net:

Financial income:
Interest	$188	$356	$657
Derivatives gains	387	-	230
Foreign currency translation	644	883	556

	1,219	1,239	1,443
Financial expenses:
Derivatives losses	-	397	-
Foreign currency translation	155	586	981
Bank charges and other	544	132	299

	(699)	(1,115)	(1,280)

Financial income, net	$520	$124	$163